UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         February 10, 2009
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   50
Form 13F Information Table Value Total:   55424

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      473   8217.0 SH       SOLE                   8217.0
AT&T Inc                       COM              00206R102      326  11449.0 SH       SOLE                  11449.0
Abbott Labs                    COM              002824100      218   4078.0 SH       SOLE                   4078.0
Amgen Inc Com                  COM              031162100      260   4500.0 SH       SOLE                   4500.0
Automatic Data Processing      COM                             220   5600.0 SH       SOLE                   5600.0
BG Group PLC                   COM              G1245Z108      414  30100.0 SH       SOLE                  30100.0
BP PLC          SPON ADR       COM              055622104      962  20575.7 SH       SOLE                  20575.7
Berkshire Hathaway -B          COM              084670207      739    230.0 SH       SOLE                    230.0
CVS Caremark Corp              COM              126650100      213   7425.0 SH       SOLE                   7425.0
Chevron Corp                   COM              166764100      784  10602.0 SH       SOLE                  10602.0
China Medical Technologies ADR COM              169483104      820  40465.0 SH       SOLE                  40465.0
China Railway Construction Com COM              y1508p110      145  95100.0 SH       SOLE                  95100.0
Cisco Systems Inc.             COM              17275R102     4731 290245.0 SH       SOLE                 290245.0
Clorox Company                 COM              189054109     2197  39545.0 SH       SOLE                  39545.0
Coca Cola Co Com               COM              191216100      235   5202.0 SH       SOLE                   5202.0
Colgate-Palmolive Co           COM              194162103     7057 102965.0 SH       SOLE                 102965.0
ConocoPhillips                 COM              20825C104     1053  20327.3 SH       SOLE                  20327.3
Du Pont IE De Nours            COM              263534109       21    846.0 SH       SOLE                    846.0
Emerson Elec Co Com            COM              291011104     2892  78998.0 SH       SOLE                  78998.0
Enterprise Prod Partners       COM              293792107     1149  55434.0 SH       SOLE                  55434.0
Exxon Mobil                    COM              30231g102     2509  31426.1 SH       SOLE                  31426.1
First Solar Inc.               COM              336433107     1181   8562.0 SH       SOLE                   8562.0
Fomento Economico Mexicano SA  COM              344419106      910  30205.0 SH       SOLE                  30205.0
Genentech Corp                 COM              368710406      803   9684.0 SH       SOLE                   9684.0
General Electric               COM              369604103      541  33422.0 SH       SOLE                  33422.0
General Mills Inc.             COM              370334104      487   8017.0 SH       SOLE                   8017.0
Grainger WW Inc.               COM              384802104      397   5035.0 SH       SOLE                   5035.0
Hansen Transmission London     COM                             713 424675.0 SH       SOLE                 424675.0
Hubbell Inc Class B            COM              443510201     1443  44165.0 SH       SOLE                  44165.0
Intl Business Machines         COM              459200101     3750  44558.8 SH       SOLE                  44558.8
Johnson & Johnson              COM              478160104     1163  19436.0 SH       SOLE                  19436.0
Kellogg Company                COM              487836108      221   5030.0 SH       SOLE                   5030.0
McDonald's Corp                COM              580135101      738  11863.7 SH       SOLE                  11863.7
Merck & Co                     COM              589331107      247   8126.0 SH       SOLE                   8126.0
Microsoft Corp                 COM              594918104      376  19350.0 SH       SOLE                  19350.0
Pepsico Inc.                   COM              713448108     4414  80589.3 SH       SOLE                  80589.3
Pfizer Inc.                    COM              717081103      683  38586.8 SH       SOLE                  38586.8
Proctor & Gamble               COM              742718109     1402  22672.0 SH       SOLE                  22672.0
Roche Holdings Switzerland     COM              h69293217      149    965.0 SH       SOLE                    965.0
Roche Holdings Switzerland     COM              h69293217     2421  15850.0 SH       SOLE                  15850.0
Sigma Aldrich Corp             COM              826552101      357   8463.0 SH       SOLE                   8463.0
Straumann Holdings             COM              H8300N119       87    475.0 SH       SOLE                    475.0
Straumann Holdings             COM              H8300N119      813   4452.0 SH       SOLE                   4452.0
Stryker Corp                   COM              863667101     1233  30875.0 SH       SOLE                  30875.0
Sysco Corp Com                 COM              871829107      410  17866.0 SH       SOLE                  17866.0
Teva Pharmaceuticals           COM              881624209      201   4725.0 SH       SOLE                   4725.0
Vesta Wind Systems A/S Ord     COM              k9773j128     1624  27530.0 SH       SOLE                  27530.0
Wainwright Bank & Trust        COM              930705108       99  16791.0 SH       SOLE                  16791.0
Waters Corp                    COM              941848103      713  19450.0 SH       SOLE                  19450.0
Xto Energy Inc                 COM              98385x106      428  12125.0 SH       SOLE                  12125.0